UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04700
                                                     ---------

                          The Gabelli Equity Trust Inc.
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          -----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                                          [LOGO]
                                                                     THE GABELLI
                                                               EQUITY TRUST INC.

                          THE GABELLI EQUITY TRUST INC.

                              First Quarter Report
                                 March 31, 2008

TO OUR SHAREHOLDERS,

      The Gabelli Equity Trust's (the "Fund") net asset value ("NAV") total return was (11.7)% during the first quarter of 2008, compared with declines of 9.4% and 6.9% for the Standard & Poor's ("S&P") 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund's publicly traded shares was (6.3)% during the first quarter. On March 31, 2008, the Fund's NAV per share was $7.94, while the price of the publicly traded shares closed at $8.50 on the New York Stock Exchange.

      Enclosed is the  investment  portfolio as of March 31,  2008.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2008 (a)
                -------------------------------------------------
                                                                                                                 Since
                                                                                                               Inception
                                           Quarter    1 Year   3 Year   5 Year   10 Year   15 Year   20 Year   (08/21/86)
                                           -------    ------   ------   ------   -------   -------   -------   ----------
GABELLI EQUITY TRUST
   NAV TOTAL RETURN (b) ..................  (11.70)%   (4.35)%  10.68%   19.49%     8.01%    10.90%    11.42%    11.66%
   INVESTMENT TOTAL RETURN (c) ...........   (6.25)    (1.29)   10.57    15.92      8.58     10.92     12.55     11.60
S&P 500 Index ............................   (9.44)    (5.08)    5.84    11.32      3.50      9.45     10.94     10.54(d)
Dow Jones Industrial Average .............   (6.92)     1.57     7.75    11.46      5.51     11.23     12.31     11.90(d)
Nasdaq Composite Index ...................  (14.07)    (5.89)    4.46    11.19      2.19      8.29      9.45      8.63

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 AND THE NASDAQ COMPOSITE INDICES ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN THE NAV PER SHARE, REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE, ADJUSTMENTS FOR RIGHTS OFFERINGS, SPIN-OFFS, AND TAXES PAID ON UNDISTRIBUTED LONG-TERM CAPITAL GAINS AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $9.34.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE, REINVESTMENT OF DISTRIBUTIONS, AND ADJUSTMENTS FOR RIGHTS OFFERINGS, SPIN-OFFS, AND TAXES PAID ON UNDISTRIBUTED LONG-TERM CAPITAL GAINS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $10.00.

(d) FROM AUGUST 31, 1986, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

                          THE GABELLI EQUITY TRUST INC.
                                PORTFOLIO CHANGES
                    QUARTER ENDED MARCH 31, 2008 (UNAUDITED)

                                                                                                                      OWNERSHIP AT
                                                                                                                       MARCH 31,
                                                                                                          SHARES          2008
                                                                                                       ------------   ------------
NET PURCHASES
COMMON STOCKS
American International Group Inc. ..................................................................          5,000         60,000
Baxter International Inc. ..........................................................................         17,000         17,000
BEA Systems Inc. ...................................................................................        450,000        450,000
Becton Dickinson & Co. .............................................................................          2,000          2,000
BP plc .............................................................................................         10,000        100,000
BPW Acquisition Corp. ..............................................................................        300,000        300,000
British American Tobacco plc .......................................................................         25,000         25,000
ChoicePoint Inc. ...................................................................................        185,000        215,000
Citadel Broadcasting Corp. .........................................................................            200         10,343
Citigroup Inc. .....................................................................................         40,000        350,000
CNH Global NV ......................................................................................         15,000         15,000
Constellation Brands Inc., Cl. A ...................................................................         14,000        104,000
Corus Entertainment Inc., Cl. B, New York (a) ......................................................         12,667         25,334
Corus Entertainment Inc., Cl. B, Toronto (a) .......................................................          3,333          6,666
Diamond Offshore Drilling Inc. .....................................................................          2,000          2,000
Diebold Inc. .......................................................................................         80,000         80,000
DISH Network Corp., Cl. A ..........................................................................        133,700        133,700
E.I. du Pont de Nemours and Co. ....................................................................          5,000         30,000
EchoStar Corp., Cl. A ..............................................................................         26,740         26,740
Federal National Mortgage Association ..............................................................         40,000         40,000
Flowserve Corp. ....................................................................................         42,000        150,000
Fortress Investment Group LLC, Cl. A ...............................................................          8,000         20,000
FPL Group Inc. .....................................................................................            400         25,000
General Motors Corp. ...............................................................................         50,000        150,000
Heineken NV ........................................................................................         15,000         25,000
IDEX Corp. .........................................................................................          5,000        320,000
Il Sole 24 Ore .....................................................................................         33,000      2,000,000
Johnson & Johnson ..................................................................................         80,000        120,000
Legg Mason Inc. ....................................................................................          5,000         55,000

                                                                                                                      OWNERSHIP AT
                                                                                                                        MARCH 31,
                                                                                                          SHARES          2008
                                                                                                       ------------   ------------
Liberty Media Corp. - Entertainment, Cl. A (b) .....................................................        308,000        308,000
Loews Corp. ........................................................................................          5,000          5,000
Macy's Inc. ........................................................................................         95,000        135,000
Mandarin Oriental International Ltd. ...............................................................         50,000      3,811,000
MGM Mirage .........................................................................................        105,788        135,788
Monster Worldwide Inc. .............................................................................         50,000         50,000
O'Reilly Automotive Inc. ...........................................................................        110,000        110,000
PepsiAmericas Inc. .................................................................................         65,000        600,000
Pernod-Ricard SA (a) ...............................................................................         30,100         51,200
Pfizer Inc. ........................................................................................         20,000        450,000
Pinnacle Entertainment Inc. ........................................................................          7,000         50,000
Rohm & Haas Co. ....................................................................................         40,000         40,000
Rolls-Royce Group plc, Cl. B (c) ...................................................................     59,040,000    107,520,000
Sara Lee Corp. .....................................................................................         30,000        330,000
Schering-Plough Corp. ..............................................................................         10,000        110,000
Schroders plc ......................................................................................         20,000         45,000
Sprint Nextel Corp. ................................................................................        150,000        700,000
SUPERVALU Inc. .....................................................................................         30,000         50,000
Swire Pacific Ltd., Cl. A ..........................................................................         69,000         69,000
Syngenta AG ........................................................................................          3,500          3,500
Tenaris SA, ADR ....................................................................................         10,000         80,000
Tesco plc ..........................................................................................         10,000        110,000
The Bear Stearns Companies Inc. ....................................................................         32,000         50,000
Time Warner Inc. ...................................................................................        110,000        920,000
Tokyo Broadcasting System Inc. .....................................................................         10,000        110,000
Tootsie Roll Industries Inc. (d) ...................................................................          3,565        122,385
Transocean Inc. ....................................................................................          3,000          3,000
UnitedHealth Group Inc. ............................................................................         10,000        100,000
Visa Inc., Cl. A ...................................................................................          8,000          8,000
Vivendi ............................................................................................         70,000        453,900
Walgreen Co. .......................................................................................         15,000         65,000
Wal-Mart Stores Inc. ...............................................................................         35,000         50,000
Wells Fargo & Co. ..................................................................................        230,000        230,000
Whole Foods Market Inc. ............................................................................         10,000         20,000
Yahoo! Inc. ........................................................................................         45,000        190,000

                          THE GABELLI EQUITY TRUST INC.
                          PORTFOLIO CHANGES (CONTINUED)
                    QUARTER ENDED MARCH 31, 2008 (UNAUDITED)

                                                                                                                      OWNERSHIP AT
                                                                                                                        MARCH 31,
                                                                                                          SHARES          2008
                                                                                                       ------------   ------------
NET SALES
COMMON STOCKS
ABG Sundal Collier ASA .............................................................................        (62,000)            --
Altadis SA (e) .....................................................................................        (20,000)            --
Assa Abloy AB, Cl. B ...............................................................................        (50,000)            --
China Petroleum & Chemical Corp., Cl. H ............................................................       (770,000)            --
Clear Channel Communications Inc. ..................................................................       (126,000)       174,000
Cognos Inc. (f) ....................................................................................       (100,000)            --
Consolidated Minerals Ltd. (g) .....................................................................       (280,000)            --
EchoStar Communications Corp., Cl. A ...............................................................       (133,700)            --
EMI Group plc, ADR (h) .............................................................................        (79,500)            --
Guangzhou R&F Properties Co. Ltd., Cl. H ...........................................................       (140,000)            --
Harrah's Entertainment Inc. (i) ....................................................................        (70,000)            --
Lighthouse Caledonia ASA ...........................................................................         (8,075)            --
Marine Harvest .....................................................................................       (950,000)            --
MasterCard Inc., Cl. A .............................................................................         (8,500)        54,000
Northrop Grumman Corp. .............................................................................         (2,000)        78,000
Rowan Companies Inc. ...............................................................................         (5,000)       200,000
SCMP Group Ltd. (j) ................................................................................       (261,319)            --
Standard Chartered plc .............................................................................        (10,000)        45,000
The Mosaic Co. .....................................................................................         (4,000)        17,000
UBS AG .............................................................................................        (25,000)            --
UniCredito Italiano SpA ............................................................................       (150,000)            --

----------
(a)   2 for 1 stock split

(b) Spin-off - 4 new of Liberty Media Corp. - Entertainment, Cl. A shares for every 1 Liberty Media Corp. - Capital, Cl. A share held

(c) Spin-off - 89.6 new of Rolls-Royce Group redeemable "B" shares for every 1 Rolls-Royce Group share held

(d)   3.00% stock dividend

(e)   Tender Offer - $50.00 for every 1 share

(f)   Cash Merger - $58.00 for every 1 share

(g)   Tender Offer - $5.00 for every 1 share

(h)   Cash Merger - $10.713246 for every 1 share

(i)   Cash Merger - $90.00 for every 1 share

(j)   Tender Offer - $2.75 for every 1 share

                         THE GABELLI EQUITY TRUST INC.
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               COMMON STOCKS -- 97.7%
               FOOD AND BEVERAGE -- 13.9%
      85,000   Ajinomoto Co. Inc. ..............................................................................   $       861,256
      40,000   Anheuser-Busch Companies Inc. ...................................................................         1,898,000
      36,000   ARIAKE JAPAN Co. Ltd. ...........................................................................           492,977
      24,000   Brown-Forman Corp., Cl. A .......................................................................         1,661,760
     110,000   Cadbury Schweppes plc ...........................................................................         1,208,347
     180,000   Cadbury Schweppes plc, ADR ......................................................................         7,959,600
      80,000   Campbell Soup Co. ...............................................................................         2,716,000
      32,000   Cermaq ASA ......................................................................................           405,314
      40,000   China Mengniu Dairy Co. Ltd. ....................................................................           116,670
      20,000   Coca-Cola Enterprises Inc. ......................................................................           484,000
      57,000   Coca-Cola Hellenic Bottling Co. SA ..............................................................         2,654,679
     104,000   Constellation Brands Inc., Cl. A+ ...............................................................         1,837,680
      55,000   Corn Products International Inc. ................................................................         2,042,700
     300,000   Davide Campari-Milano SpA .......................................................................         2,910,437
      40,000   Dean Foods Co.+ .................................................................................           803,600
      60,000   Del Monte Foods Co. .............................................................................           571,800
      80,000   Diageo plc ......................................................................................         1,613,115
     224,000   Diageo plc, ADR .................................................................................        18,215,680
      90,000   Flowers Foods Inc. ..............................................................................         2,227,500
      99,000   Fomento Economico Mexicano SAB de CV, ADR .......................................................         4,136,220
     180,000   General Mills Inc. ..............................................................................        10,778,400
     368,000   Groupe Danone ...................................................................................        32,906,838
   1,000,000   Grupo Bimbo SAB de CV, Cl. A ....................................................................         6,013,483
     100,000   H.J. Heinz Co. ..................................................................................         4,697,000
      20,000   Hain Celestial Group Inc.+ ......................................................................           590,000
      25,000   Heineken NV .....................................................................................         1,452,061
     200,000   ITO EN Ltd. .....................................................................................         3,539,326
      60,000   ITO EN Ltd., Preference .........................................................................           677,769
      90,000   Kellogg Co. .....................................................................................         4,730,400
      75,000   Kerry Group plc, Cl. A ..........................................................................         2,339,711
     200,000   Kraft Foods Inc., Cl. A .........................................................................         6,202,000
      12,100   LVMH Moet Hennessy Louis Vuitton SA .............................................................         1,346,758
      10,000   Meiji Seika Kaisha Ltd. .........................................................................            50,863
      70,000   Morinaga Milk Industry Co. Ltd. .................................................................           214,185
       5,000   Nestle SA .......................................................................................         2,498,490
     300,000   Nissin Food Products Co. Ltd. ...................................................................        10,112,359
     600,000   PepsiAmericas Inc. ..............................................................................        15,318,000
     315,000   PepsiCo Inc. ....................................................................................        22,743,000
      51,200   Pernod-Ricard SA ................................................................................         5,267,034
      68,200   Ralcorp Holdings Inc.+ ..........................................................................         3,965,830
      26,000   Remy Cointreau SA ...............................................................................         1,748,630
     330,000   Sara Lee Corp. ..................................................................................         4,613,400
     110,000   Tesco plc .......................................................................................           827,396
     200,000   The Coca-Cola Co. ...............................................................................        12,174,000
      70,000   The Hershey Co. .................................................................................         2,636,900
       2,000   The J.M. Smucker Co. ............................................................................           101,220

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
     122,385   Tootsie Roll Industries Inc. ....................................................................   $     3,084,092
     170,000   Wm. Wrigley Jr. Co. .............................................................................        10,682,800
      42,500   Wm. Wrigley Jr. Co., Cl. B ......................................................................         2,643,500
     550,000   YAKULT HONSHA Co. Ltd. ..........................................................................        17,049,559
                                                                                                                   ---------------
                                                                                                                       245,822,339
                                                                                                                   ---------------
               FINANCIAL SERVICES -- 9.0%
       2,800   Allianz SE ......................................................................................           554,687
     575,000   American Express Co. ............................................................................        25,139,000
      60,000   American International Group Inc. ...............................................................         2,595,000
       8,000   Ameriprise Financial Inc. .......................................................................           414,800
      19,452   Argo Group International Holdings Ltd.+ .........................................................           690,935
      80,000   Aviva plc .......................................................................................           980,412
     158,600   AXA Asia Pacific Holdings Ltd. ..................................................................           797,196
      90,000   Banco Santander SA, ADR .........................................................................         1,794,600
         143   Berkshire Hathaway Inc., Cl. A+ .................................................................        19,076,200
       7,500   Calamos Asset Management Inc., Cl. A ............................................................           122,100
     350,000   Citigroup Inc. ..................................................................................         7,497,000
     155,000   Commerzbank AG, ADR .............................................................................         4,897,395
     148,000   Deutsche Bank AG ................................................................................        16,731,400
      40,000   Federal National Mortgage Association ...........................................................         1,052,800
      20,000   Fortress Investment Group LLC, Cl. A ............................................................           245,600
      20,000   H&R Block Inc. ..................................................................................           415,200
      20,000   Interactive Brokers Group Inc., Cl. A+ ..........................................................           513,400
     180,000   Janus Capital Group Inc. ........................................................................         4,188,600
      52,000   JPMorgan Chase & Co. ............................................................................         2,233,400
      55,000   Legg Mason Inc. .................................................................................         3,078,900
     133,000   Leucadia National Corp. .........................................................................         6,014,260
       5,000   Loews Corp. .....................................................................................           201,100
     265,000   Marsh & McLennan Companies Inc. .................................................................         6,452,750
      65,000   Moody's Corp. ...................................................................................         2,263,950
       2,000   Och-Ziff Capital Management Group LLC, Cl. A ....................................................            42,000
       2,500   Prudential Financial Inc. .......................................................................           195,625
      45,000   Schroders plc ...................................................................................           837,716
      45,000   Standard Chartered plc ..........................................................................         1,537,897
      80,000   State Street Corp. ..............................................................................         6,320,000
      20,000   SunTrust Banks Inc. .............................................................................         1,102,800
     150,000   T. Rowe Price Group Inc. ........................................................................         7,500,000
       5,000   The Allstate Corp. ..............................................................................           240,300
     146,038   The Bank of New York Mellon Corp. ...............................................................         6,094,166
      50,000   The Bear Stearns Companies Inc. .................................................................           524,500
       5,000   The Blackstone Group LP .........................................................................            79,400
      44,500   The Charles Schwab Corp. ........................................................................           837,935
      18,000   The Dun & Bradstreet Corp. ......................................................................         1,464,840
     188,000   The Midland Co. .................................................................................        12,206,840
     135,000   The Phoenix Companies Inc. ......................................................................         1,648,350
       3,000   The Travelers Companies Inc. ....................................................................           143,550
     100,000   Waddell & Reed Financial Inc., Cl. A ............................................................         3,213,000

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
     230,000   Wells Fargo & Co. ...............................................................................   $     6,693,000
      50,000   Westpac Banking Corp. ...........................................................................         1,085,257
                                                                                                                   ---------------
                                                                                                                       159,717,861
                                                                                                                   ---------------
               ENERGY AND UTILITIES -- 7.5%
       5,000   AGL Resources Inc. ..............................................................................           171,600
      68,000   Allegheny Energy Inc. ...........................................................................         3,434,000
      70,000   Apache Corp. ....................................................................................         8,457,400
     800,000   Aquila Inc.+ ....................................................................................         2,568,000
     100,000   BP plc ..........................................................................................         1,016,135
     247,000   BP plc, ADR .....................................................................................        14,980,550
     105,000   CH Energy Group Inc. ............................................................................         4,084,500
      70,000   CMS Energy Corp. ................................................................................           947,800
     315,000   ConocoPhillips ..................................................................................        24,006,150
       8,000   Constellation Energy Group Inc. .................................................................           706,160
       2,000   Diamond Offshore Drilling Inc. ..................................................................           232,800
      60,000   DPL Inc. ........................................................................................         1,538,400
      14,000   DTE Energy Co. ..................................................................................           544,460
     230,000   Duke Energy Corp. ...............................................................................         4,105,500
     270,000   El Paso Corp. ...................................................................................         4,492,800
     280,000   El Paso Electric Co.+ ...........................................................................         5,983,600
      50,000   Energy East Corp. ...............................................................................         1,206,000
      80,000   Exxon Mobil Corp. ...............................................................................         6,766,400
      25,000   FPL Group Inc. ..................................................................................         1,568,500
     210,000   Halliburton Co. .................................................................................         8,259,300
      32,000   Imperial Oil Ltd. ...............................................................................         1,677,237
      20,000   Marathon Oil Corp. ..............................................................................           912,000
      10,000   Mirant Corp.+ ...................................................................................           363,900
     140,000   Mirant Corp., Escrow+ (a) .......................................................................                 0
       2,000   Niko Resources Ltd., New York ...................................................................           162,210
       1,000   Niko Resources Ltd., Toronto ....................................................................            81,105
      10,000   NiSource Inc. ...................................................................................           172,400
     240,000   Northeast Utilities .............................................................................         5,889,600
      19,000   Oceaneering International Inc.+ .................................................................         1,197,000
       1,300   PetroChina Co. Ltd., ADR ........................................................................           162,903
      27,000   Petroleo Brasileiro SA, ADR .....................................................................         2,756,970
     100,000   Progress Energy Inc., CVO+ (a) ..................................................................            33,000
     200,000   Rowan Companies Inc. ............................................................................         8,236,000
      65,000   Saipem SpA ......................................................................................         2,631,155
       5,000   SJW Corp. .......................................................................................           142,950
      20,000   Southwest Gas Corp. .............................................................................           559,200
     120,000   Spectra Energy Corp. ............................................................................         2,730,000
      60,000   The AES Corp.+ ..................................................................................         1,000,200
      24,128   Total SA ........................................................................................         1,791,858
       3,000   Transocean Inc.+ ................................................................................           405,600
     270,000   Westar Energy Inc. ..............................................................................         6,147,900
                                                                                                                   ---------------
                                                                                                                       132,123,243
                                                                                                                   ---------------

   SHARES/                                                                                                              MARKET
   UNITS                                                                                                                VALUE
------------                                                                                                       ---------------
               DIVERSIFIED INDUSTRIAL -- 6.6%
       9,000   Acuity Brands Inc. ..............................................................................   $       386,550
     163,000   Ampco-Pittsburgh Corp. ..........................................................................         7,007,370
     155,000   Baldor Electric Co. .............................................................................         4,340,000
      24,000   Bayer AG ........................................................................................         1,923,304
      25,000   Bouygues SA .....................................................................................         1,588,229
     245,000   Cooper Industries Ltd., Cl. A ...................................................................         9,836,750
     260,000   Crane Co. .......................................................................................        10,491,000
      77,500   CRH plc .........................................................................................         2,946,275
     300,000   Enodis plc ......................................................................................           829,083
     150,000   General Electric Co. ............................................................................         5,551,500
     210,000   Greif Inc., Cl. A ...............................................................................        14,265,300
      18,000   Greif Inc., Cl. B ...............................................................................         1,100,340
     450,000   Honeywell International Inc. ....................................................................        25,389,000
     253,000   ITT Corp. .......................................................................................        13,107,930
     100,000   Park-Ohio Holdings Corp.+ .......................................................................         1,571,000
       1,000   Pentair Inc. ....................................................................................            31,900
       2,000   Sulzer AG .......................................................................................         2,644,245
      69,000   Swire Pacific Ltd., Cl. A .......................................................................           778,424
      30,000   Technip SA ......................................................................................         2,336,401
      75,000   Trinity Industries Inc. .........................................................................         1,998,750
     200,000   Tyco International Ltd. .........................................................................         8,810,000
                                                                                                                   ---------------
                                                                                                                       116,933,351
                                                                                                                   ---------------
               TELECOMMUNICATIONS -- 5.3%
      85,000   BCE Inc. ........................................................................................         2,867,050
       1,000   Bell Aliant Regional Communications Income Fund .................................................            29,217
      16,000   Bell Aliant Regional Communications Income Fund (a)(b) ..........................................           479,840
      30,000   Brasil Telecom Participacoes SA, ADR ............................................................         1,963,800
   1,700,000   BT Group plc ....................................................................................         7,329,768
   4,440,836   Cable & Wireless Jamaica Ltd. (c) ...............................................................            48,873
     900,000   Cincinnati Bell Inc.+ ...........................................................................         3,834,000
      90,000   Citizens Communications Co. .....................................................................           944,100
     110,000   Compania de Telecomunicaciones de Chile SA, ADR .................................................           935,000
     168,000   Deutsche Telekom AG, ADR ........................................................................         2,785,440
       5,000   France Telecom SA, ADR ..........................................................................           167,900
     100,000   Koninklijke KPN NV ..............................................................................         1,689,269
      15,000   Orascom Telecom Holding SAE, GDR ................................................................         1,035,884
     540,000   Qwest Communications International Inc. .........................................................         2,446,200
     700,000   Sprint Nextel Corp. .............................................................................         4,683,000
     186,554   Tele Norte Leste Participacoes SA, ADR ..........................................................         4,951,143
      60,000   Tele2 AB, Cl. B .................................................................................         1,133,485
      48,000   Telecom Argentina SA, ADR+ ......................................................................         1,016,640
   1,450,000   Telecom Italia SpA ..............................................................................         3,033,185
     228,000   Telefonica SA, ADR ..............................................................................        19,724,280

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               COMMON STOCKS (CONTINUED)
               TELECOMMUNICATIONS (CONTINUED)
      60,000   Telefonos de Mexico SAB de CV, Cl. L, ADR .......................................................   $     2,256,000
     254,000   Telephone & Data Systems Inc. ...................................................................         9,974,580
     355,000   Telephone & Data Systems Inc., Special ..........................................................        13,241,500
      15,000   TELUS Corp. .....................................................................................           653,222
     180,000   Verizon Communications Inc. .....................................................................         6,561,000
       5,169   Windstream Corp. ................................................................................            61,770
                                                                                                                   ---------------
                                                                                                                        93,846,146
                                                                                                                   ---------------
               CONSUMER PRODUCTS -- 5.1%
      84,000   Avon Products Inc. ..............................................................................         3,321,360
      25,000   British American Tobacco plc ....................................................................           938,238
      42,000   Christian Dior SA ...............................................................................         4,648,837
      15,000   Church & Dwight Co. Inc. ........................................................................           813,600
      30,000   Clorox Co. ......................................................................................         1,699,200
      69,000   Compagnie Financiere Richemont SA, Cl. A ........................................................         3,870,003
     112,000   Energizer Holdings Inc.+ ........................................................................        10,133,760
      60,000   Fortune Brands Inc. .............................................................................         4,170,000
       2,000   Givaudan SA .....................................................................................         1,978,653
      60,000   Hanesbrands Inc.+ ...............................................................................         1,752,000
      32,000   Harley-Davidson Inc. ............................................................................         1,200,000
         175   Japan Tobacco Inc. ..............................................................................           876,053
       2,000   Jarden Corp.+ ...................................................................................            43,480
      35,000   Lenox Group Inc.+ ...............................................................................            61,950
      15,000   Matsushita Electric Industrial Co. Ltd., ADR ....................................................           325,650
      15,000   Mattel Inc. .....................................................................................           298,500
      21,000   National Presto Industries Inc. .................................................................         1,100,400
       2,000   Nintendo Co. Ltd. ...............................................................................         1,031,300
      10,000   Oil-Dri Corp. of America ........................................................................           178,900
     112,000   Pactiv Corp.+ ...................................................................................         2,935,520
     300,000   Procter & Gamble Co. ............................................................................        21,021,000
      60,000   Reckitt Benckiser Group plc .....................................................................         3,323,477
      30,000   Svenska Cellulosa AB, Cl. B+ ....................................................................           546,547
   1,000,000   Swedish Match AB ................................................................................        21,794,559
      37,500   The Swatch Group AG .............................................................................         1,925,788
                                                                                                                   ---------------
                                                                                                                        89,988,775
                                                                                                                   ---------------
               ENTERTAINMENT -- 5.0%
     100,000   Aruze Corp. .....................................................................................         3,089,888
      32,000   Canal+ Groupe ...................................................................................           342,022
       2,002   Chestnut Hill Ventures+ (a) .....................................................................            56,356
     269,000   Discovery Holding Co., Cl. A+ ...................................................................         5,708,180
       3,000   DreamWorks Animation SKG Inc., Cl. A+ ...........................................................            77,340
     600,603   Gemstar-TV Guide International Inc.+ ............................................................         2,822,834
     700,000   Grupo Televisa SA, ADR ..........................................................................        16,968,000

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
     308,000   Liberty Media Corp. - Entertainment, Cl. A+ .....................................................   $     6,973,120
         125   Live Nation Inc.+ ...............................................................................             1,516
      50,000   Pinnacle Entertainment Inc.+ ....................................................................           640,000
     500,000   Rank Group plc ..................................................................................           875,722
      12,000   Regal Entertainment Group, Cl. A ................................................................           231,480
      75,000   Six Flags Inc.+ .................................................................................           123,000
      65,000   The Walt Disney Co. .............................................................................         2,039,700
     920,000   Time Warner Inc. ................................................................................        12,898,400
     110,000   Tokyo Broadcasting System Inc. ..................................................................         2,626,405
      20,200   Triple Crown Media Inc.+ ........................................................................            56,358
     370,000   Viacom Inc., Cl. A+ .............................................................................        14,663,100
     453,900   Vivendi .........................................................................................        17,735,787
                                                                                                                   ---------------
                                                                                                                        87,929,208
                                                                                                                   ---------------
               CABLE AND SATELLITE -- 4.6%
   1,550,000   Cablevision Systems Corp., Cl. A+ ...............................................................        33,216,500
      65,000   Comcast Corp., Cl. A ............................................................................         1,257,100
     127,500   Comcast Corp., Cl. A, Special ...................................................................         2,418,675
     133,700   DISH Network Corp., Cl. A+ ......................................................................         3,841,201
      26,740   EchoStar Corp., Cl. A+ ..........................................................................           789,900
     156,770   Liberty Global Inc., Cl. A+ .....................................................................         5,342,721
     139,001   Liberty Global Inc., Cl. C+ .....................................................................         4,514,752
     500,690   Rogers Communications Inc., Cl. B, New York .....................................................        17,984,785
      19,310   Rogers Communications Inc., Cl. B,  Toronto .....................................................           694,554
     160,000   Shaw Communications Inc., Cl. B, New York .......................................................         2,908,800
      40,000   Shaw Communications Inc., Cl. B, Toronto ........................................................           731,843
     300,000   The DIRECTV Group Inc.+ .........................................................................         7,437,000
                                                                                                                   ---------------
                                                                                                                        81,137,831
                                                                                                                   ---------------
               HEALTH CARE -- 4.4%
       8,000   Abbott Laboratories .............................................................................           441,200
     130,000   Advanced Medical Optics Inc.+ ...................................................................         2,639,000
      14,046   Allergan Inc. ...................................................................................           792,054
       7,000   Alpharma Inc., Cl. A+ ...........................................................................           183,470
      52,000   Amgen Inc.+ .....................................................................................         2,172,560
      19,146   AstraZeneca plc .................................................................................           716,946
      17,000   Baxter International Inc. .......................................................................           982,940
       2,000   Becton Dickinson & Co. ..........................................................................           171,700
      35,000   Biogen Idec Inc.+ ...............................................................................         2,159,150
     160,000   Boston Scientific Corp.+ ........................................................................         2,059,200
     135,000   Bristol-Myers Squibb Co. ........................................................................         2,875,500
      12,000   Cochlear Ltd. ...................................................................................           599,885
      20,000   Covidien Ltd. ...................................................................................           885,000
      45,036   GlaxoSmithKline plc .............................................................................           952,793
       4,000   GlaxoSmithKline plc, ADR ........................................................................           169,720
       5,000   Greatbatch Inc.+ ................................................................................            92,050

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE (CONTINUED)
      30,000   Henry Schein Inc.+ ..............................................................................   $     1,722,000
      18,000   Hospira Inc.+ ...................................................................................           769,860
      40,000   Invitrogen Corp.+ ...............................................................................         3,418,800
     120,000   Johnson & Johnson ...............................................................................         7,784,400
      95,000   Merck & Co. Inc. ................................................................................         3,605,250
       2,000   Nobel Biocare Holding AG ........................................................................           465,210
      39,000   Novartis AG .....................................................................................         1,998,892
     102,000   Novartis AG, ADR ................................................................................         5,225,460
     450,000   Pfizer Inc. .....................................................................................         9,418,500
      16,400   Roche Holding AG ................................................................................         3,086,457
      10,000   Sanofi-Aventis ..................................................................................           750,225
     110,000   Schering-Plough Corp. ...........................................................................         1,585,100
      80,000   Smith & Nephew plc ..............................................................................         1,058,209
      50,000   SSL International plc ...........................................................................           450,017
       5,250   Straumann Holding AG ............................................................................         1,498,716
      12,500   Synthes Inc. ....................................................................................         1,748,313
      19,000   Takeda Pharmaceutical Co. Ltd. ..................................................................           951,144
     100,000   UnitedHealth Group Inc. .........................................................................         3,436,000
      82,000   William Demant Holding A/S+ .....................................................................         6,553,542
     100,000   Wyeth ...........................................................................................         4,176,000
       3,500   Zimmer Holdings Inc.+ ...........................................................................           272,510
                                                                                                                   ---------------
                                                                                                                        77,867,773
                                                                                                                   ---------------
               EQUIPMENT AND SUPPLIES -- 4.1%
     265,000   AMETEK Inc. .....................................................................................        11,636,150
       4,000   Amphenol Corp., Cl. A ...........................................................................           149,000
      94,000   CIRCOR International Inc. .......................................................................         4,347,500
     194,900   Donaldson Co. Inc. ..............................................................................         7,850,572
      50,000   Fedders Corp.+ ..................................................................................               450
     150,000   Flowserve Corp. .................................................................................        15,657,000
      23,000   Franklin Electric Co. Inc. ......................................................................           785,910
      90,000   Gerber Scientific Inc.+ .........................................................................           800,100
      75,000   GrafTech International Ltd.+ ....................................................................         1,215,750
     320,000   IDEX Corp. ......................................................................................         9,820,800
      40,000   Ingersoll-Rand Co. Ltd., Cl. A ..................................................................         1,783,200
     102,000   Lufkin Industries Inc. ..........................................................................         6,509,640
      11,000   Mueller Industries Inc. .........................................................................           317,350
       2,000   Sealed Air Corp. ................................................................................            50,500
      80,000   Tenaris SA, ADR .................................................................................         3,988,000
       4,000   The Manitowoc Co. Inc. ..........................................................................           163,200
     100,000   The Weir Group plc ..............................................................................         1,510,310
     190,000   Watts Water Technologies Inc., Cl. A ............................................................         5,325,700
                                                                                                                   ---------------
                                                                                                                        71,911,132
                                                                                                                   ---------------
               PUBLISHING -- 3.8%
       4,000   Idearc Inc. .....................................................................................            14,560
   2,000,000   Il Sole 24 Ore+ .................................................................................        12,614,263
     348,266   Independent News & Media plc ....................................................................         1,143,640
       9,000   McClatchy Co., Cl. A ............................................................................            96,300

   SHARES/                                                                                                              MARKET
    UNITS                                                                                                               VALUE
------------                                                                                                       ---------------
     320,000   Media General Inc., Cl. A .......................................................................   $     4,486,400
     122,000   Meredith Corp. ..................................................................................         4,666,500
   1,540,000   News Corp., Cl. A ...............................................................................        28,875,000
      20,000   News Corp., Cl. B ...............................................................................           380,800
      63,666   PRIMEDIA Inc. ...................................................................................           467,945
      66,585   Seat Pagine Gialle SpA ..........................................................................            11,521
     160,000   The E.W. Scripps Co., Cl. A .....................................................................         6,721,600
     182,000   The McGraw-Hill Companies Inc. ..................................................................         6,724,900
      55,000   The New York Times Co., Cl. A ...................................................................         1,038,400
                                                                                                                   ---------------
                                                                                                                        67,241,829
                                                                                                                   ---------------
               BUSINESS SERVICES -- 2.5%
       7,050   ACCO Brands Corp.+ ..............................................................................            95,669
      14,000   Avis Budget Group Inc.+ .........................................................................           148,680
     300,000   BPW Acquisition Corp.+ ..........................................................................         2,868,000
      30,500   Canon Inc. ......................................................................................         1,404,444
     215,000   ChoicePoint Inc.+ ...............................................................................        10,234,000
     101,300   Clear Channel Outdoor Holdings Inc., Cl. A+ .....................................................         1,925,713
     186,554   Contax Participacoes SA, ADR ....................................................................           203,512
      80,000   Diebold Inc. ....................................................................................         3,004,000
     200,000   G4S plc .........................................................................................           904,003
      57,000   Jardine Matheson Holdings Ltd. ..................................................................         1,800,060
      94,000   Landauer Inc. ...................................................................................         4,731,960
      54,000   MasterCard Inc., Cl. A ..........................................................................        12,041,460
      50,000   Monster Worldwide Inc.+ .........................................................................         1,210,500
      72,500   Nashua Corp.+ ...................................................................................           796,775
      25,000   Secom Co. Ltd. ..................................................................................         1,213,884
      40,000   The Interpublic Group of Companies Inc.+ ........................................................           336,400
       8,000   Visa Inc., Cl. A+ ...............................................................................           498,880
                                                                                                                   ---------------
                                                                                                                        43,417,940
                                                                                                                   ---------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.4%
       2,000   BERU AG .........................................................................................           234,130
      86,000   BorgWarner Inc. .................................................................................         3,700,580
     182,000   CLARCOR Inc. ....................................................................................         6,470,100
      82,500   Earl Scheib Inc.+ ...............................................................................           217,800
     340,000   Genuine Parts Co. ...............................................................................        13,674,800
     205,000   Johnson Controls Inc. ...........................................................................         6,929,000
     130,000   Midas Inc.+ .....................................................................................         2,234,700
     317,500   Modine Manufacturing Co. ........................................................................         4,600,575
     110,000   O'Reilly Automotive Inc.+ .......................................................................         3,137,200
     160,000   Proliance International Inc.+ ...................................................................           291,200
     175,000   Standard Motor Products Inc. ....................................................................         1,071,000
      35,000   Superior Industries International Inc. ..........................................................           726,250
                                                                                                                   ---------------
                                                                                                                        43,287,335
                                                                                                                   ---------------
               MACHINERY -- 2.1%
      20,000   Caterpillar Inc. ................................................................................         1,565,800
      15,000   CNH Global NV ...................................................................................           780,450

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
     425,000   Deere & Co. .....................................................................................   $    34,187,000
       8,000   SMC Corp. .......................................................................................           843,499
                                                                                                                   ---------------
                                                                                                                        37,376,749
                                                                                                                   ---------------
               HOTELS AND GAMING -- 1.9%
       1,200   Accor SA ........................................................................................            87,640
     100,000   Crown Ltd.+ .....................................................................................           959,596
     190,000   Gaylord Entertainment Co.+ ......................................................................         5,755,100
      20,000   Home Inns & Hotels Management Inc., ADR+ ........................................................           393,800
      46,160   InterContinental Hotels Group plc ...............................................................           696,243
   1,247,116   Ladbrokes plc ...................................................................................         7,703,671
       6,000   Las Vegas Sands Corp.+ ..........................................................................           441,840
   3,811,000   Mandarin Oriental International Ltd. ............................................................         7,202,790
     135,788   MGM Mirage+ .....................................................................................         7,980,261
      16,000   Orient-Express Hotels Ltd., Cl. A ...............................................................           690,560
      34,000   Starwood Hotels & Resorts Worldwide Inc. ........................................................         1,759,500
                                                                                                                   ---------------
                                                                                                                        33,671,001
                                                                                                                   ---------------
               SPECIALTY CHEMICALS -- 1.7%
      41,000   Ashland Inc. ....................................................................................         1,939,300
       5,400   Ciba Holding AG, ADR ............................................................................            98,877
      30,000   E.I. du Pont de Nemours and Co. .................................................................         1,402,800
     350,000   Ferro Corp. .....................................................................................         5,201,000
       4,000   FMC Corp. .......................................................................................           221,960
      45,000   H.B. Fuller Co. .................................................................................           918,450
     175,000   Hercules Inc. ...................................................................................         3,200,750
      70,000   International Flavors & Fragrances Inc. .........................................................         3,083,500
     230,000   Omnova Solutions Inc.+ ..........................................................................           917,700
      40,000   Rohm and Haas Co. ...............................................................................         2,163,200
     275,000   Sensient Technologies Corp. .....................................................................         8,109,750
     165,000   Tokai Carbon Co. Ltd. ...........................................................................         1,668,539
       4,032   Tronox Inc., Cl. B ..............................................................................            15,725
     100,000   Zep Inc. ........................................................................................         1,622,000
                                                                                                                   ---------------
                                                                                                                        30,563,551
                                                                                                                   ---------------
               CONSUMER SERVICES -- 1.5%
     200,000   IAC/InterActiveCorp+ ............................................................................         4,152,000
     210,000   Liberty Media Corp. - Interactive, Cl. A+ .......................................................         3,389,400
   1,110,000   Rollins Inc. ....................................................................................        19,635,900
                                                                                                                   ---------------
                                                                                                                        27,177,300
                                                                                                                   ---------------
               AGRICULTURE -- 1.5%
     490,000   Archer-Daniels-Midland Co. ......................................................................        20,168,400
      30,000   Monsanto Co. ....................................................................................         3,345,000
       3,500   Syngenta AG .....................................................................................         1,025,576
      15,000   Syngenta AG, ADR ................................................................................           877,650
      17,000   The Mosaic Co.+ .................................................................................         1,744,200
                                                                                                                   ---------------
                                                                                                                        27,160,826
                                                                                                                   ---------------

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               AVIATION: PARTS AND SERVICES -- 1.5%
     350,000   Curtiss-Wright Corp. ............................................................................   $    14,518,000
     200,000   GenCorp Inc.+ ...................................................................................         2,058,000
      96,500   Precision Castparts Corp. .......................................................................         9,850,720
     160,000   The Fairchild Corp., Cl. A+ .....................................................................           364,800
                                                                                                                   ---------------
                                                                                                                        26,791,520
                                                                                                                   ---------------
               AEROSPACE -- 1.4%
     105,000   Boeing Co. ......................................................................................         7,808,850
      25,899   Kaman Corp. .....................................................................................           732,683
      10,000   Lockheed Martin Corp. ...........................................................................           993,000
      78,000   Northrop Grumman Corp. ..........................................................................         6,069,180
   1,200,000   Rolls-Royce Group plc+ ..........................................................................         9,597,714
 107,520,000   Rolls-Royce Group plc, Cl. B ....................................................................           213,388
                                                                                                                   ---------------
                                                                                                                        25,414,815
                                                                                                                   ---------------
               RETAIL -- 1.4%
     100,000   AutoNation Inc.+ ................................................................................         1,497,000
       4,000   AutoZone Inc.+ ..................................................................................           455,320
      40,000   Coldwater Creek Inc.+ ...........................................................................           202,000
      40,000   Costco Wholesale Corp. ..........................................................................         2,598,800
      70,000   CVS Caremark Corp. ..............................................................................         2,835,700
      10,108   Denny's Corp.+ ..................................................................................            30,122
      21,500   Hennes & Mauritz AB, Cl. B ......................................................................         1,320,717
     135,000   Macy's Inc. .....................................................................................         3,113,100
      27,000   Next plc ........................................................................................           610,336
      50,000   Sally Beauty Holdings Inc.+ .....................................................................           345,000
      50,000   SUPERVALU Inc. ..................................................................................         1,499,000
     115,000   The Great Atlantic & Pacific Tea Co. Inc.+ ......................................................         3,015,300
      50,000   Wal-Mart Stores Inc. ............................................................................         2,634,000
      65,000   Walgreen Co. ....................................................................................         2,475,850
      20,000   Whole Foods Market Inc. .........................................................................           659,400
      73,000   Woolworths Ltd. .................................................................................         1,934,728
                                                                                                                   ---------------
                                                                                                                        25,226,373
                                                                                                                   ---------------
               BROADCASTING -- 1.3%
      95,000   British Sky Broadcasting Group plc ..............................................................         1,049,229
     433,000   CBS Corp., Cl. A ................................................................................         9,569,300
      10,343   Citadel Broadcasting Corp. ......................................................................            17,169
     174,000   Clear Channel Communications Inc. ...............................................................         5,084,280
       2,000   Cogeco Inc. .....................................................................................            59,428
      25,334   Corus Entertainment Inc., Cl. B, New York .......................................................           446,639
       6,666   Corus Entertainment Inc., Cl. B, Toronto ........................................................           116,961
     120,000   Gray Television Inc. ............................................................................           682,800
      27,000   Gray Television Inc., Cl. A .....................................................................           159,705
      77,000   Liberty Media Corp. - Capital, Cl. A+ ...........................................................         1,211,980
      85,000   Lin TV Corp., Cl. A+ ............................................................................           816,850
     120,000   Mediaset SpA ....................................................................................         1,110,181

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               COMMON STOCKS (CONTINUED)
               BROADCASTING (CONTINUED)
      29,000   Modern Times Group MTG AB, Cl. B ................................................................   $     2,020,583
     100,000   Television Broadcasts Ltd. ......................................................................           535,807
     100,000   Young Broadcasting Inc., Cl. A+ .................................................................            76,000
                                                                                                                   ---------------
                                                                                                                        22,956,912
                                                                                                                   ---------------
               METALS AND MINING -- 1.3%
      22,000   Alcoa Inc. ......................................................................................           793,320
      30,030   Anglo American plc ..............................................................................         1,804,649
      89,148   Barrick Gold Corp. ..............................................................................         3,873,480
      52,500   Harmony Gold Mining Co. Ltd.+ ...................................................................           629,547
      35,000   Harmony Gold Mining Co. Ltd., ADR+ ..............................................................           414,400
      75,000   Ivanhoe Mines Ltd.+ .............................................................................           774,000
      52,000   New Hope Corp. Ltd. .............................................................................           126,886
     155,000   Newmont Mining Corp. ............................................................................         7,021,500
      23,000   Rio Tinto plc ...................................................................................         2,388,692
      69,666   Xstrata plc .....................................................................................         4,876,496
                                                                                                                   ---------------
                                                                                                                        22,702,970
                                                                                                                   ---------------
               COMMUNICATIONS EQUIPMENT -- 1.3%
     480,000   Corning Inc. ....................................................................................        11,539,200
      90,000   Motorola Inc. ...................................................................................           837,000
     180,000   Nortel Networks Corp.+ ..........................................................................         1,204,200
     235,000   Thomas & Betts Corp.+ ...........................................................................         8,546,950
                                                                                                                   ---------------
                                                                                                                        22,127,350
                                                                                                                   ---------------
               WIRELESS COMMUNICATIONS -- 1.1%
      96,000   America Movil SAB de CV, Cl. L, ADR .............................................................         6,114,240
      65,000   China Mobile Ltd. ...............................................................................           967,151
      14,000   Clearwire Corp., Cl. A+ .........................................................................           207,340
       2,000   NTT DoCoMo Inc. .................................................................................         3,029,695
       3,340   Tele Norte Celular Participacoes SA, ADR ........................................................            57,114
       8,350   Telemig Celular Participacoes SA, ADR ...........................................................           473,111
      32,165   Tim Participacoes SA, ADR .......................................................................         1,038,608
     100,000   United States Cellular Corp.+ ...................................................................         5,500,000
         270   Vivo Participacoes SA+ ..........................................................................             1,924
     174,122   Vivo Participacoes SA, ADR+ .....................................................................         1,037,767
       5,845   Vivo Participacoes SA, Preference+ ..............................................................            34,676
      50,000   Vodafone Group plc, ADR .........................................................................         1,475,500
                                                                                                                   ---------------
                                                                                                                        19,937,126
                                                                                                                   ---------------
               ENVIRONMENTAL SERVICES -- 1.1%
      97,500   Republic Services Inc. ..........................................................................         2,850,900
     500,000   Waste Management Inc. ...........................................................................        16,780,000
                                                                                                                   ---------------
                                                                                                                        19,630,900
                                                                                                                   ---------------

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               ELECTRONICS -- 1.1%
       5,000   Advanced Micro Devices Inc.+ ....................................................................   $        29,450
      12,800   Bel Fuse Inc., Cl. A ............................................................................           401,792
      13,000   Fanuc Ltd. ......................................................................................         1,236,356
       5,000   Hitachi Ltd., ADR ...............................................................................           297,500
     180,000   Intel Corp. .....................................................................................         3,812,400
       4,920   Keyence Corp. ...................................................................................         1,131,284
      80,000   LSI Corp.+ ......................................................................................           396,000
      20,000   Molex Inc., Cl. A ...............................................................................           437,200
       7,500   NEC Corp., ADR ..................................................................................            28,634
      38,000   Royal Philips Electronics NV ....................................................................         1,456,920
     265,000   Texas Instruments Inc. ..........................................................................         7,491,550
      62,000   Tyco Electronics Ltd. ...........................................................................         2,127,840
                                                                                                                   ---------------
                                                                                                                        18,846,926
                                                                                                                   ---------------
               COMPUTER SOFTWARE AND SERVICES -- 0.9%
       8,000   Alibaba.com Ltd.+ ...............................................................................            16,570
     450,000   BEA Systems Inc.+ ...............................................................................         8,617,500
      10,000   Check Point Software Technologies Ltd.+ .........................................................           224,000
      24,100   Square Enix Co. Ltd. ............................................................................           841,373
      25,256   Telecom Italia Media SpA+ .......................................................................             5,562
     190,000   Yahoo! Inc.+ ....................................................................................         5,496,700
       2,000   Yahoo! Japan Corp. ..............................................................................         1,039,326
                                                                                                                   ---------------
                                                                                                                        16,241,031
                                                                                                                   ---------------
               AUTOMOTIVE -- 0.8%
     150,000   General Motors Corp. ............................................................................         2,857,500
     125,000   Navistar International Corp.+ ...................................................................         7,518,750
      96,750   PACCAR Inc. .....................................................................................         4,353,750
                                                                                                                   ---------------
                                                                                                                        14,730,000
                                                                                                                   ---------------
               REAL ESTATE -- 0.5%
      70,000   Cheung Kong (Holdings) Ltd. .....................................................................           993,877
      55,500   Griffin Land & Nurseries Inc. ...................................................................         1,914,195
     145,000   The St. Joe Co. .................................................................................         6,224,850
                                                                                                                   ---------------
                                                                                                                         9,132,922
                                                                                                                   ---------------
               TRANSPORTATION -- 0.5%
     100,000   AMR Corp.+ ......................................................................................           902,000
     165,000   GATX Corp. ......................................................................................         6,446,550
      15,000   Grupo TMM SA, Cl. A, ADR+ .......................................................................            30,000
      70,000   Toll Holdings Ltd. ..............................................................................           641,010
                                                                                                                   ---------------
                                                                                                                         8,019,560
                                                                                                                   ---------------
               CLOSED-END FUNDS -- 0.4%
      31,500   Royce Value Trust Inc. ..........................................................................           493,920
     104,000   The Central Europe and Russia Fund Inc. .........................................................         4,932,720
      70,000   The New Germany Fund Inc. .......................................................................         1,081,500
                                                                                                                   ---------------
                                                                                                                         6,508,140
                                                                                                                   ---------------

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               COMMON STOCKS (CONTINUED)
               MANUFACTURED HOUSING AND
               RECREATIONAL VEHICLES -- 0.1%
      70,000   Champion Enterprises Inc.+ ......................................................................   $       702,100
      50,000   Fleetwood Enterprises Inc.+ .....................................................................           230,000
      31,000   Huttig Building Products Inc.+ ..................................................................            71,920
       7,000   Martin Marietta Materials Inc. ..................................................................           743,190
      10,000   Nobility Homes Inc. .............................................................................           175,000
      20,000   Skyline Corp. ...................................................................................           556,400
                                                                                                                   ---------------
                                                                                                                         2,478,610
                                                                                                                   ---------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.1%
       2,000   Camden Property Trust ...........................................................................           100,400
       2,187   Prosperity REIT .................................................................................               464
      24,984   Rayonier Inc. ...................................................................................         1,085,305
                                                                                                                   ---------------
                                                                                                                         1,186,169
                                                                                                                   ---------------
               TOTAL COMMON STOCKS .............................................................................     1,729,105,514
                                                                                                                   ---------------

               CONVERTIBLE PREFERRED STOCKS -- 0.2%
               AEROSPACE -- 0.1%
      13,500   Northrop Grumman Corp., 7.000% Cv. Pfd., Ser. B .................................................         1,903,770
                                                                                                                   ---------------
               TELECOMMUNICATIONS -- 0.1%
      25,000   Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B ...................................................         1,060,000
                                                                                                                   ---------------
               TOTAL CONVERTIBLE PREFERRED STOCKS ..............................................................         2,963,770
                                                                                                                   ---------------

  PRINCIPAL
   AMOUNT
------------
               CONVERTIBLE CORPORATE BONDS -- 0.2%
               RETAIL -- 0.1%
$  3,000,000   The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11 ................................         2,977,500
                                                                                                                   ---------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
   1,000,000   Standard Motor Products Inc., Sub. Deb. Cv., 6.750%, 07/15/09 ...................................           957,500
                                                                                                                   ---------------
               CONSUMER PRODUCTS -- 0.0%
   1,000,000   Pillowtex Corp., Sub. Deb. Cv., 9.000%, 12/15/17 (a) ............................................                 0
                                                                                                                   ---------------
               TOTAL CONVERTIBLE CORPORATE BONDS ...............................................................         3,935,000
                                                                                                                   ---------------

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               WARRANTS -- 0.0%
               ENERGY AND UTILITIES -- 0.0%
      12,183   Mirant Corp., Ser. A, expire 01/03/11+ ..........................................................   $       193,101
                                                                                                                   ---------------

  PRINCIPAL
   AMOUNT
------------
               U.S. GOVERNMENT OBLIGATIONS -- 1.9%
$ 34,521,000   U.S. Treasury Bills, 1.017% to 2.515%++, 04/03/08 to 09/18/08 (d) ...............................        34,415,685
                                                                                                                   ---------------

TOTAL INVESTMENTS -- 100.0%
   (Cost $1,408,836,848) .......................................................................................   $ 1,770,613,070
                                                                                                                   ===============
            Aggregate book cost ................................................................................   $ 1,408,836,848
                                                                                                                   ---------------
            Gross unrealized appreciation ......................................................................   $   504,643,322
            Gross unrealized depreciation ......................................................................      (142,867,100)
                                                                                                                   ---------------
            Net unrealized appreciation/depreciation ...........................................................   $   361,776,222
                                                                                                                   ===============

  NUMBER OF                                                                                           EXPIRATION      UNREALIZED
  CONTRACTS                                                                                              DATE        DEPRECIATION
------------                                                                                          ----------   ---------------
               FUTURES CONTRACTS --
               SHORT POSITION -- 0.0%
         128   S & P 500 Index Futures ............................................................    06/19/08    $      (142,125)
                                                                                                                   ===============

----------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2008, the market value of fair valued securities amounted to $569,196 or 0.03% of total investments.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the market value of Rule 144A security amounted to $479,840 or 0.03% of total investments.

(c) At March 31, 2008, the Fund held an investment in a restricted security amounting to $48,873 or 0.00% of total investments, which were valued under methods approved by the Board of Directors as follows:

                                                                                                                 03/31/08
 ACQUISITION                                                                      ACQUISITION   ACQUISITION   CARRYING VALUE
   SHARES      ISSUER                                                                DATE          COST          PER UNIT
------------   ----------------------------------------------------------------   -----------   -----------   --------------
   4,440,836   Cable & Wireless Jamaica Ltd. ..................................     03/29/01     $ 101,639       $ 0.0110

(d) At March 31, 2008, $400,000 of the principal amount was pledged as collateral for futures contracts.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR American Depositary Receipt
CVO Contingent Value Obligation

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

                                                   % OF
                                                  MARKET       MARKET
      GEOGRAPHIC DIVERSIFICATION                   VALUE        VALUE
      -----------------------------------------   ------   ---------------
      LONG POSITIONS
      North America ...........................     73.3%  $ 1,298,487,657
      Europe ..................................     18.2       321,722,834
      Latin America ...........................      4.7        83,989,626
      Japan ...................................      3.1        54,633,732
      Asia/Pacific ............................      0.6         9,699,391
      South Africa/Africa/Middle East .........      0.1         2,079,830
                                                  ------   ---------------
      Total Investments .......................    100.0%  $ 1,770,613,070
                                                  ======   ===============

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157")

On January 1, 2008, the Fund adopted SFAS 157 that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities;

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of March 31, 2008 is as follows:

                                                         INVESTMENTS IN    OTHER FINANCIAL INSTRUMENTS
                                                           SECURITIES              (UNREALIZED
      VALUATION INPUTS                                   (MARKET VALUE)          DEPRECIATION)*
      ------------------------------------------------   ---------------   ---------------------------
      Level 1 - Quoted Prices                            $ 1,733,130,529           $ (142,125)
      Level 2 - Other Significant Observable Inputs           37,393,185              (35,151)
      Level 3 - Significant Unobservable Inputs                   89,356
                                                         ---------------           ----------
      Total                                              $ 1,770,613,070           $ (177,276)
                                                         ===============           ==========

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

                          THE GABELLI EQUITY TRUST INC.
            NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                             INVESTMENTS IN
                                                               SECURITIES
                                                             (MARKET VALUE)
                                                             --------------
      BALANCE AS OF 12/31/07                                    $ 89,356
      Accrued discounts/premiums                                      --
      Realized gain (loss)                                            --
      Change in unrealized appreciation/depreciation                  --
      Net purchases (sales)                                           --
      Transfers in and/or out of Level 3                              --
                                                                --------
      BALANCE AS OF 3/31/08                                     $ 89,356
                                                                ========

2. SWAP AGREEMENTS. The Fund may enter into equity, contract for difference, and interest rate swap or cap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on Series C Preferred Stock and Series E Preferred Stock. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The use of derivative instruments may involve, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

At March 31, 2008, there were no open interest rate swap agreements.

                          THE GABELLI EQUITY TRUST INC.
            NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

The Fund has entered into a contract for difference swap agreement with Bear, Stearns International Limited. Details of the swap at March 31, 2008 as follows:

         NOTIONAL                EQUITY SECURITY               INTEREST RATE/            TERMINATION   NET UNREALIZED
          AMOUNT                     RECEIVED               EQUITY SECURITY PAID            DATE        DEPRECIATION
---------------------------   ---------------------   --------------------------------   -----------   --------------
                                   Market Value       Overnight LIBOR plus 40 bps plus
                                 Appreciation on:      Market Value Depreciation on:
$1,690,183 (200,000 shares)   Rolls-Royce Group plc        Rolls-Royce Group plc          09/15/08       $(35,151)

                             DIRECTORS AND OFFICERS
                         THE GABELLI EQUITY TRUST INC.
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

DIRECTORS                                             OFFICERS

Mario J. Gabelli, CFA                                 Bruce N. Alpert
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,                   PRESIDENT
   GAMCO INVESTORS, INC.
                                                      Carter W. Austin
Dr. Thomas E. Bratter                                    VICE PRESIDENT
   PRESIDENT & FOUNDER, JOHN DEWEY ACADEMY
                                                      Peter D. Goldstein
Anthony J. Colavita                                      CHIEF COMPLIANCE OFFICER
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.                          Agnes Mullady
                                                         TREASURER AND SECRETARY
James P. Conn
   FORMER MANAGING DIRECTOR &                         LoAn P. Nguyen
   CHIEF INVESTMENT OFFICER,                             VICE PRESIDENT & OMBUDSMAN
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Frank J. Fahrenkopf, Jr.                              INVESTMENT ADVISER
   PRESIDENT & CHIEF EXECUTIVE OFFICER,               Gabelli Funds, LLC
   AMERICAN GAMING ASSOCIATION                        One Corporate Center
                                                      Rye, New York 10580-1422
Arthur V. Ferrara
   FORMER CHAIRMAN & CHIEF EXECUTIVE OFFICER,         CUSTODIAN
   GUARDIAN LIFE INSURANCE COMPANY OF AMERICA         Mellon Trust of New England, N.A.

Anthony R. Pustorino
   CERTIFIED PUBLIC ACCOUNTANT,                       COUNSEL
   PROFESSOR EMERITUS, PACE UNIVERSITY                Willkie Farr & Gallagher LLP

Salvatore J. Zizza                                    TRANSFER AGENT AND REGISTRAR
   CHAIRMAN, ZIZZA & CO., LTD.                        Computershare Trust Company, N.A.

                                                      STOCK EXCHANGE LISTING

                                                                                           5.875%      6.20%
                                                                              Common     Preferred   Preferred
                                                                           -----------   ---------   ---------
                                                      NYSE-Symbol:             GAB        GAB PrD     GAB PrF
                                                      Shares Outstanding:  172,955,093   2,949,700   6,000,000

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "General Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "General Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its preferred stock in the open market when the preferred shares are trading at a discount to the liquidation value.
--------------------------------------------------------------------------------

THE GABELLI EQUITY TRUST INC.
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                       FIRST QUARTER REPORT
                                                       MARCH 31, 2008

                                                                     GAB Q1/2008

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Equity Trust Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       May 29, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       May 29, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date                       May 29, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.